Prospectus Adviser Class [Member] Expense Example - Prospectus-Adviser Class - Payden Low Duration Fund - Payden Low Duration Fund (Adviser Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 968